Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000018685 [Member] | U S Treasury Notes 3 875 4 125 due 10 31 26 8 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[1]
C000018685 [Member] | FHLMC STACR REMIC Trust 7 857 12 257 due 8 25 33 1 25 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[1]
C000018685 [Member] | GNMA zero coupon 3 50 due 8 20 49 2 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
C000018685 [Member] | United Kingdom Gilt 4 125 due 7 22 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000018685 [Member] | Flagship Credit Auto Trust 1 59 5 80 due 3 16 26 9 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000018685 [Member] | FHLMC zero coupon 9 107 due 1 15 33 8 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
C000018685 [Member] | FHLMC STACR Trust 9 771 15 971 due 9 25 47 9 25 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000018685 [Member] | Wells Fargo Commercial Mortgage Trust 2 70 7 574 due 7 15 35 1 15 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
C000018685 [Member] | Exeter Automobile Receivables Trust 2 21 10 45 due 2 15 28 4 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
C000018685 [Member] | Connecticut Avenue Securities Trust 7 971 14 707 due 9 25 31 3 25 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
C000018685 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000018685 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000018685 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000018685 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000018685 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018685 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018685 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018685 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018685 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000018687 [Member] | U S Treasury Notes 3 875 4 125 due 10 31 26 8 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[2]
C000018687 [Member] | FHLMC STACR REMIC Trust 7 857 12 257 due 8 25 33 1 25 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[2]
C000018687 [Member] | GNMA zero coupon 3 50 due 8 20 49 2 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[2]
C000018687 [Member] | United Kingdom Gilt 4 125 due 7 22 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000018687 [Member] | Flagship Credit Auto Trust 1 59 5 80 due 3 16 26 9 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000018687 [Member] | FHLMC zero coupon 9 107 due 1 15 33 8 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[2]
C000018687 [Member] | FHLMC STACR Trust 9 771 15 971 due 9 25 47 9 25 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000018687 [Member] | Wells Fargo Commercial Mortgage Trust 2 70 7 574 due 7 15 35 1 15 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[2]
C000018687 [Member] | Exeter Automobile Receivables Trust 2 21 10 45 due 2 15 28 4 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[2]
C000018687 [Member] | Connecticut Avenue Securities Trust 7 971 14 707 due 9 25 31 3 25 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[2]
C000018687 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000018687 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000018687 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000018687 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000018687 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018687 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018687 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018687 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018687 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000018688 [Member] | U S Treasury Notes 3 875 4 125 due 10 31 26 8 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[3]
C000018688 [Member] | FHLMC STACR REMIC Trust 7 857 12 257 due 8 25 33 1 25 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[3]
C000018688 [Member] | GNMA zero coupon 3 50 due 8 20 49 2 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[3]
C000018688 [Member] | United Kingdom Gilt 4 125 due 7 22 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000018688 [Member] | Flagship Credit Auto Trust 1 59 5 80 due 3 16 26 9 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000018688 [Member] | FHLMC zero coupon 9 107 due 1 15 33 8 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
C000018688 [Member] | FHLMC STACR Trust 9 771 15 971 due 9 25 47 9 25 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000018688 [Member] | Wells Fargo Commercial Mortgage Trust 2 70 7 574 due 7 15 35 1 15 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
C000018688 [Member] | Exeter Automobile Receivables Trust 2 21 10 45 due 2 15 28 4 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
C000018688 [Member] | Connecticut Avenue Securities Trust 7 971 14 707 due 9 25 31 3 25 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
C000018688 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000018688 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000018688 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000018688 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000018688 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018688 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018688 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018688 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018688 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000185554 [Member] | U S Treasury Notes 3 875 4 125 due 10 31 26 8 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[4]
C000185554 [Member] | United Kingdom Gilt 4 125 due 7 22 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000185554 [Member] | Flagship Credit Auto Trust 1 59 5 80 due 3 16 26 9 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000185554 [Member] | FHLMC zero coupon 9 107 due 1 15 33 8 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4]
C000185554 [Member] | FHLMC STACR Trust 9 771 15 971 due 9 25 47 9 25 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000185554 [Member] | Wells Fargo Commercial Mortgage Trust 2 70 7 574 due 7 15 35 1 15 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[4]
C000185554 [Member] | Exeter Automobile Receivables Trust 2 21 10 45 due 2 15 28 4 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[4]
C000185554 [Member] | Connecticut Avenue Securities Trust 7 971 14 707 due 9 25 31 3 25 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[4]
C000185554 [Member] | GNMA zero coupon 7 784 due 7 20 49 2 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[4]
C000185554 [Member] | FHLMC STACR REMIC Trust 7 857 11 957 due 8 25 33 1 25 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[4]
C000185554 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000185554 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000185554 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000185554 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000185554 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000185554 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000185554 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000185554 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185554 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000060790 [Member] | U S Treasury Notes 3 875 4 125 due 10 31 26 8 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[5]
C000060790 [Member] | FHLMC STACR REMIC Trust 7 857 12 257 due 8 25 33 1 25 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[5]
C000060790 [Member] | GNMA zero coupon 3 50 due 8 20 49 2 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[5]
C000060790 [Member] | United Kingdom Gilt 4 125 due 7 22 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000060790 [Member] | Flagship Credit Auto Trust 1 59 5 80 due 3 16 26 9 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000060790 [Member] | FHLMC zero coupon 9 107 due 1 15 33 8 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[5]
C000060790 [Member] | FHLMC STACR Trust 9 771 15 971 due 9 25 47 9 25 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000060790 [Member] | Wells Fargo Commercial Mortgage Trust 2 70 7 574 due 7 15 35 1 15 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[5]
C000060790 [Member] | Exeter Automobile Receivables Trust 2 21 10 45 due 2 15 28 4 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[5]
C000060790 [Member] | Connecticut Avenue Securities Trust 7 971 14 707 due 9 25 31 3 25 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[5]
C000060790 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000060790 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000060790 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000060790 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000060790 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000060790 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000060790 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060790 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000060790 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000018689 [Member] | New York City Transitional Finance Authority 3 00 5 65 due 2 1 29 11 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[6]
C000018689 [Member] | City of New York 1 623 5 625 due 8 1 28 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[6]
C000018689 [Member] | State of California 3 00 7 50 due 9 1 29 10 1 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000018689 [Member] | District of Columbia 3 759 7 625 due 7 1 29 10 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[6]
C000018689 [Member] | Commonwealth of Massachusetts 3 769 5 50 due 7 15 29 8 1 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000018689 [Member] | City of Los Angeles 3 258 5 50 due 5 15 30 9 1 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
C000018689 [Member] | State of Illinois 2 159 7 35 due 6 15 29 12 1 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[6]
C000018689 [Member] | State of Texas 1 844 4 90 due 10 1 30 10 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000018689 [Member] | County of Miami Dade 1 862 5 653 due 10 1 29 11 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000018689 [Member] | New York State Dormitory Authority 2 219 5 289 due 7 1 30 7 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[6]
C000018689 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000018689 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000018689 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018689 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018689 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
C000018689 [Member] | Closed End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018691 [Member] | New York City Transitional Finance Authority 3 00 5 65 due 2 1 29 11 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[8]
C000018691 [Member] | City of New York 1 623 5 625 due 8 1 28 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[8]
C000018691 [Member] | State of California 3 00 7 50 due 9 1 29 10 1 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[8]
C000018691 [Member] | District of Columbia 3 759 7 625 due 7 1 29 10 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[8]
C000018691 [Member] | Commonwealth of Massachusetts 3 769 5 50 due 7 15 29 8 1 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[8]
C000018691 [Member] | City of Los Angeles 3 258 5 50 due 5 15 30 9 1 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[8]
C000018691 [Member] | State of Illinois 2 159 7 35 due 6 15 29 12 1 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[8]
C000018691 [Member] | State of Texas 1 844 4 90 due 10 1 30 10 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[8]
C000018691 [Member] | County of Miami Dade 1 862 5 653 due 10 1 29 11 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[8]
C000018691 [Member] | New York State Dormitory Authority 2 219 5 289 due 7 1 30 7 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[8]
C000018691 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000018691 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000018691 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018691 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018691 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
C000018691 [Member] | Closed End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018692 [Member] | New York City Transitional Finance Authority 3 00 5 65 due 2 1 29 11 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[10]
C000018692 [Member] | City of New York 1 623 5 625 due 8 1 28 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[10]
C000018692 [Member] | State of California 3 00 7 50 due 9 1 29 10 1 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[10]
C000018692 [Member] | District of Columbia 3 759 7 625 due 7 1 29 10 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[10]
C000018692 [Member] | Commonwealth of Massachusetts 3 769 5 50 due 7 15 29 8 1 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[10]
C000018692 [Member] | City of Los Angeles 3 258 5 50 due 5 15 30 9 1 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[10]
C000018692 [Member] | State of Illinois 2 159 7 35 due 6 15 29 12 1 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[10]
C000018692 [Member] | State of Texas 1 844 4 90 due 10 1 30 10 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[10]
C000018692 [Member] | County of Miami Dade 1 862 5 653 due 10 1 29 11 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[10]
C000018692 [Member] | New York State Dormitory Authority 2 219 5 289 due 7 1 30 7 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[10]
C000018692 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000018692 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000018692 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018692 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018692 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
C000018692 [Member] | Closed End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000185556 [Member] | New York City Transitional Finance Authority 3 00 5 65 due 2 1 29 11 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[12]
C000185556 [Member] | City of New York 1 623 5 625 due 8 1 28 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[12]
C000185556 [Member] | State of California 3 00 7 50 due 9 1 29 10 1 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[12]
C000185556 [Member] | District of Columbia 3 759 7 625 due 7 1 29 10 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[12]
C000185556 [Member] | Commonwealth of Massachusetts 3 769 5 50 due 7 15 29 8 1 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[12]
C000185556 [Member] | City of Los Angeles 3 258 5 50 due 5 15 30 9 1 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[12]
C000185556 [Member] | State of Illinois 2 159 7 35 due 6 15 29 12 1 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[12]
C000185556 [Member] | State of Texas 1 844 4 90 due 10 1 30 10 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[12]
C000185556 [Member] | County of Miami Dade 1 862 5 653 due 10 1 29 11 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[12]
C000185556 [Member] | New York State Dormitory Authority 2 219 5 289 due 7 1 30 7 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[12]
C000185556 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000185556 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
C000185556 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000185556 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000185556 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
C000185556 [Member] | Closed End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060791 [Member] | New York City Transitional Finance Authority 3 00 5 65 due 2 1 29 11 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[14]
C000060791 [Member] | City of New York 1 623 5 625 due 8 1 28 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[14]
C000060791 [Member] | State of California 3 00 7 50 due 9 1 29 10 1 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[14]
C000060791 [Member] | District of Columbia 3 759 7 625 due 7 1 29 10 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[14]
C000060791 [Member] | Commonwealth of Massachusetts 3 769 5 50 due 7 15 29 8 1 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[14]
C000060791 [Member] | City of Los Angeles 3 258 5 50 due 5 15 30 9 1 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[14]
C000060791 [Member] | State of Illinois 2 159 7 35 due 6 15 29 12 1 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[14]
C000060791 [Member] | State of Texas 1 844 4 90 due 10 1 30 10 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[14]
C000060791 [Member] | County of Miami Dade 1 862 5 653 due 10 1 29 11 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[14]
C000060791 [Member] | New York State Dormitory Authority 2 219 5 289 due 7 1 30 7 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[14]
C000060791 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000060791 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[15]
C000060791 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000060791 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000060791 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
C000060791 [Member] | Closed End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018693 [Member] | TransDigm Inc 4625 7 125 due 11 15 27 1 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[16]
C000018693 [Member] | CCO Holdings LLC 4 25 5 375 due 5 1 27 1 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[16]
C000018693 [Member] | Churchill Downs Inc 4 75 6 75 due 4 1 27 5 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[16]
C000018693 [Member] | Hilton Domestic Operating Co Inc 4 00 5 875 due 5 1 28 3 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[16]
C000018693 [Member] | Mercer International Inc 5 125 12 875 due 1 15 26 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[16]
C000018693 [Member] | Mineral Resources Ltd 8 00 9 25 due 5 1 27 5 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[16]
C000018693 [Member] | One Zero One One Seven Seven Eight B C Unlimited Liability Co 3 875 6 125 due 1 15 28 10 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[16]
C000018693 [Member] | Carnival Corp 4 00 7 625 due 3 1 26 8 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[16]
C000018693 [Member] | Great Outdoors Group LLC 8 55 due 3 6 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[16]
C000018693 [Member] | Yum Brands Inc 3 625 5 375 due 1 15 30 4 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[16]
C000018693 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.90%
C000018693 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000018693 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018693 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018693 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018693 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018693 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018694 [Member] | TransDigm Inc 4625 7 125 due 11 15 27 1 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[17]
C000018694 [Member] | CCO Holdings LLC 4 25 5 375 due 5 1 27 1 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[17]
C000018694 [Member] | Churchill Downs Inc 4 75 6 75 due 4 1 27 5 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[17]
C000018694 [Member] | Hilton Domestic Operating Co Inc 4 00 5 875 due 5 1 28 3 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[17]
C000018694 [Member] | Mercer International Inc 5 125 12 875 due 1 15 26 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[17]
C000018694 [Member] | Mineral Resources Ltd 8 00 9 25 due 5 1 27 5 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[17]
C000018694 [Member] | One Zero One One Seven Seven Eight B C Unlimited Liability Co 3 875 6 125 due 1 15 28 10 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[17]
C000018694 [Member] | Carnival Corp 4 00 7 625 due 3 1 26 8 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[17]
C000018694 [Member] | Great Outdoors Group LLC 8 55 due 3 6 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[17]
C000018694 [Member] | Yum Brands Inc 3 625 5 375 due 1 15 30 4 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[17]
C000018694 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.90%
C000018694 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000018694 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018694 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018694 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018694 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018694 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018695 [Member] | TransDigm Inc 4625 7 125 due 11 15 27 1 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[18]
C000018695 [Member] | CCO Holdings LLC 4 25 5 375 due 5 1 27 1 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[18]
C000018695 [Member] | Churchill Downs Inc 4 75 6 75 due 4 1 27 5 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[18]
C000018695 [Member] | Hilton Domestic Operating Co Inc 4 00 5 875 due 5 1 28 3 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[18]
C000018695 [Member] | Mercer International Inc 5 125 12 875 due 1 15 26 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[18]
C000018695 [Member] | Mineral Resources Ltd 8 00 9 25 due 5 1 27 5 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[18]
C000018695 [Member] | One Zero One One Seven Seven Eight B C Unlimited Liability Co 3 875 6 125 due 1 15 28 10 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[18]
C000018695 [Member] | Carnival Corp 4 00 7 625 due 3 1 26 8 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[18]
C000018695 [Member] | Great Outdoors Group LLC 8 55 due 3 6 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[18]
C000018695 [Member] | Yum Brands Inc 3 625 5 375 due 1 15 30 4 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[18]
C000018695 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.90%
C000018695 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000018695 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018695 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018695 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018695 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018695 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018696 [Member] | TransDigm Inc 4625 7 125 due 11 15 27 1 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[19]
C000018696 [Member] | CCO Holdings LLC 4 25 5 375 due 5 1 27 1 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[19]
C000018696 [Member] | Churchill Downs Inc 4 75 6 75 due 4 1 27 5 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[19]
C000018696 [Member] | Hilton Domestic Operating Co Inc 4 00 5 875 due 5 1 28 3 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[19]
C000018696 [Member] | Mercer International Inc 5 125 12 875 due 1 15 26 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[19]
C000018696 [Member] | Mineral Resources Ltd 8 00 9 25 due 5 1 27 5 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[19]
C000018696 [Member] | One Zero One One Seven Seven Eight B C Unlimited Liability Co 3 875 6 125 due 1 15 28 10 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[19]
C000018696 [Member] | Carnival Corp 4 00 7 625 due 3 1 26 8 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[19]
C000018696 [Member] | Great Outdoors Group LLC 8 55 due 3 6 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[19]
C000018696 [Member] | Yum Brands Inc 3 625 5 375 due 1 15 30 4 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[19]
C000018696 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.90%
C000018696 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000018696 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018696 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018696 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018696 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018696 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000057099 [Member] | TransDigm Inc 4625 7 125 due 11 15 27 1 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[20]
C000057099 [Member] | CCO Holdings LLC 4 25 5 375 due 5 1 27 1 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[20]
C000057099 [Member] | Churchill Downs Inc 4 75 6 75 due 4 1 27 5 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[20]
C000057099 [Member] | Hilton Domestic Operating Co Inc 4 00 5 875 due 5 1 28 3 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[20]
C000057099 [Member] | Mercer International Inc 5 125 12 875 due 1 15 26 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[20]
C000057099 [Member] | Mineral Resources Ltd 8 00 9 25 due 5 1 27 5 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[20]
C000057099 [Member] | One Zero One One Seven Seven Eight B C Unlimited Liability Co 3 875 6 125 due 1 15 28 10 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[20]
C000057099 [Member] | Carnival Corp 4 00 7 625 due 3 1 26 8 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[20]
C000057099 [Member] | Great Outdoors Group LLC 8 55 due 3 6 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[20]
C000057099 [Member] | Yum Brands Inc 3 625 5 375 due 1 15 30 4 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[20]
C000057099 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.90%
C000057099 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000057099 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000057099 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000057099 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000057099 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000057099 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000166835 [Member] | TransDigm Inc 4625 7 125 due 11 15 27 1 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[21]
C000166835 [Member] | CCO Holdings LLC 4 25 5 375 due 5 1 27 1 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[21]
C000166835 [Member] | Churchill Downs Inc 4 75 6 75 due 4 1 27 5 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[21]
C000166835 [Member] | Hilton Domestic Operating Co Inc 4 00 5 875 due 5 1 28 3 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[21]
C000166835 [Member] | Mercer International Inc 5 125 12 875 due 1 15 26 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[21]
C000166835 [Member] | Mineral Resources Ltd 8 00 9 25 due 5 1 27 5 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[21]
C000166835 [Member] | One Zero One One Seven Seven Eight B C Unlimited Liability Co 3 875 6 125 due 1 15 28 10 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[21]
C000166835 [Member] | Carnival Corp 4 00 7 625 due 3 1 26 8 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[21]
C000166835 [Member] | Great Outdoors Group LLC 8 55 due 3 6 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[21]
C000166835 [Member] | Yum Brands Inc 3 625 5 375 due 1 15 30 4 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[21]
C000166835 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.90%
C000166835 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000166835 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166835 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000166835 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166835 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000166835 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000127160 [Member] | TransDigm Inc 4625 7 125 due 11 15 27 1 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[22]
C000127160 [Member] | CCO Holdings LLC 4 25 5 375 due 5 1 27 1 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[22]
C000127160 [Member] | Churchill Downs Inc 4 75 6 75 due 4 1 27 5 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[22]
C000127160 [Member] | Hilton Domestic Operating Co Inc 4 00 5 875 due 5 1 28 3 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[22]
C000127160 [Member] | Mercer International Inc 5 125 12 875 due 1 15 26 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[22]
C000127160 [Member] | Mineral Resources Ltd 8 00 9 25 due 5 1 27 5 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[22]
C000127160 [Member] | One Zero One One Seven Seven Eight B C Unlimited Liability Co 3 875 6 125 due 1 15 28 10 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[22]
C000127160 [Member] | Carnival Corp 4 00 7 625 due 3 1 26 8 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[22]
C000127160 [Member] | Great Outdoors Group LLC 8 55 due 3 6 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[22]
C000127160 [Member] | Yum Brands Inc 3 625 5 375 due 1 15 30 4 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[22]
C000127160 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.90%
C000127160 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000127160 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000127160 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000127160 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000127160 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000127160 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060792 [Member] | TransDigm Inc 4625 7 125 due 11 15 27 1 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[23]
C000060792 [Member] | CCO Holdings LLC 4 25 5 375 due 5 1 27 1 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[23]
C000060792 [Member] | Churchill Downs Inc 4 75 6 75 due 4 1 27 5 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[23]
C000060792 [Member] | Hilton Domestic Operating Co Inc 4 00 5 875 due 5 1 28 3 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[23]
C000060792 [Member] | Mercer International Inc 5 125 12 875 due 1 15 26 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[23]
C000060792 [Member] | Mineral Resources Ltd 8 00 9 25 due 5 1 27 5 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[23]
C000060792 [Member] | One Zero One One Seven Seven Eight B C Unlimited Liability Co 3 875 6 125 due 1 15 28 10 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[23]
C000060792 [Member] | Carnival Corp 4 00 7 625 due 3 1 26 8 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[23]
C000060792 [Member] | Great Outdoors Group LLC 8 55 due 3 6 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[23]
C000060792 [Member] | Yum Brands Inc 3 625 5 375 due 1 15 30 4 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[23]
C000060792 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.90%
C000060792 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000060792 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060792 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000060792 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060792 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060792 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221691 [Member] | TransDigm Inc 4625 7 125 due 11 15 27 1 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[24]
C000221691 [Member] | CCO Holdings LLC 4 25 5 375 due 5 1 27 1 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[24]
C000221691 [Member] | Churchill Downs Inc 4 75 6 75 due 4 1 27 5 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[24]
C000221691 [Member] | Hilton Domestic Operating Co Inc 4 00 5 875 due 5 1 28 3 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[24]
C000221691 [Member] | Mercer International Inc 5 125 12 875 due 1 15 26 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[24]
C000221691 [Member] | Mineral Resources Ltd 8 00 9 25 due 5 1 27 5 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[24]
C000221691 [Member] | One Zero One One Seven Seven Eight B C Unlimited Liability Co 3 875 6 125 due 1 15 28 10 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[24]
C000221691 [Member] | Carnival Corp 4 00 7 625 due 3 1 26 8 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[24]
C000221691 [Member] | Great Outdoors Group LLC 8 55 due 3 6 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[24]
C000221691 [Member] | Yum Brands Inc 3 625 5 375 due 1 15 30 4 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[24]
C000221691 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.90%
C000221691 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000221691 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221691 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221691 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221691 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221691 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018697 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[25]
C000018697 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000018697 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000018697 [Member] | U S Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000018698 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[26]
C000018698 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000018698 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000018698 [Member] | U S Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000018699 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[27]
C000018699 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000018699 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000018699 [Member] | U S Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000060793 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[28]
C000060793 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000060793 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000060793 [Member] | U S Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000221692 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[29]
C000221692 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000221692 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000221692 [Member] | U S Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000018700 [Member] | San Francisco City And County Airport Commission 5 00 5 25 due 5 1 30 5 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[30]
C000018700 [Member] | New York City Transitional Finance Authority 3 00 5 50 due 5 1 33 5 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[30]
C000018700 [Member] | Black Belt Energy Gas District 3 89 5 25 due 6 1 49 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[30]
C000018700 [Member] | California Community Choice Financing Authority 3 69 5 25 due 2 1 52 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[30]
C000018700 [Member] | Main Street Natural Gas Inc 4 00 5 50 due 9 15 27 12 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[30]
C000018700 [Member] | City And County of Denver 3 00 5 75 due 12 1 28 12 1 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[30]
C000018700 [Member] | Port Authority of New York And New Jersey 4 00 5 50 due 3 15 30 8 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[30]
C000018700 [Member] | Triborough Bridge And Tunnel Authority 3 00 5 50 due 3 15 27 5 15 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[30]
C000018700 [Member] | New York State Dormitory Authority 3 00 5 75 due 7 1 27 7 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[30]
C000018700 [Member] | State of California 3 00 5 00 due 9 1 25 4 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[30]
C000018700 [Member] | COLORADO [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018700 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000018700 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000018700 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000018700 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000018700 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000018700 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018700 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018700 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018700 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018701 [Member] | San Francisco City And County Airport Commission 5 00 5 25 due 5 1 30 5 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[31]
C000018701 [Member] | New York City Transitional Finance Authority 3 00 5 50 due 5 1 33 5 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[31]
C000018701 [Member] | Black Belt Energy Gas District 3 89 5 25 due 6 1 49 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[31]
C000018701 [Member] | California Community Choice Financing Authority 3 69 5 25 due 2 1 52 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[31]
C000018701 [Member] | Main Street Natural Gas Inc 4 00 5 50 due 9 15 27 12 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[31]
C000018701 [Member] | City And County of Denver 3 00 5 75 due 12 1 28 12 1 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[31]
C000018701 [Member] | Port Authority of New York And New Jersey 4 00 5 50 due 3 15 30 8 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[31]
C000018701 [Member] | Triborough Bridge And Tunnel Authority 3 00 5 50 due 3 15 27 5 15 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[31]
C000018701 [Member] | New York State Dormitory Authority 3 00 5 75 due 7 1 27 7 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[31]
C000018701 [Member] | State of California 3 00 5 00 due 9 1 25 4 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[31]
C000018701 [Member] | COLORADO [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018701 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000018701 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000018701 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000018701 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000018701 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000018701 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018701 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018701 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018701 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018702 [Member] | San Francisco City And County Airport Commission 5 00 5 25 due 5 1 30 5 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[32]
C000018702 [Member] | New York City Transitional Finance Authority 3 00 5 50 due 5 1 33 5 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[32]
C000018702 [Member] | Black Belt Energy Gas District 3 89 5 25 due 6 1 49 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[32]
C000018702 [Member] | California Community Choice Financing Authority 3 69 5 25 due 2 1 52 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[32]
C000018702 [Member] | Main Street Natural Gas Inc 4 00 5 50 due 9 15 27 12 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[32]
C000018702 [Member] | City And County of Denver 3 00 5 75 due 12 1 28 12 1 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[32]
C000018702 [Member] | Port Authority of New York And New Jersey 4 00 5 50 due 3 15 30 8 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[32]
C000018702 [Member] | Triborough Bridge And Tunnel Authority 3 00 5 50 due 3 15 27 5 15 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[32]
C000018702 [Member] | New York State Dormitory Authority 3 00 5 75 due 7 1 27 7 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[32]
C000018702 [Member] | State of California 3 00 5 00 due 9 1 25 4 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[32]
C000018702 [Member] | COLORADO [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018702 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000018702 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000018702 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000018702 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000018702 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000018702 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018702 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018702 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018702 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221693 [Member] | San Francisco City And County Airport Commission 5 00 5 25 due 5 1 30 5 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[33]
C000221693 [Member] | New York City Transitional Finance Authority 3 00 5 50 due 5 1 33 5 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[33]
C000221693 [Member] | Black Belt Energy Gas District 3 89 5 25 due 6 1 49 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[33]
C000221693 [Member] | California Community Choice Financing Authority 3 69 5 25 due 2 1 52 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[33]
C000221693 [Member] | Main Street Natural Gas Inc 4 00 5 50 due 9 15 27 12 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[33]
C000221693 [Member] | City And County of Denver 3 00 5 75 due 12 1 28 12 1 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[33]
C000221693 [Member] | Port Authority of New York And New Jersey 4 00 5 50 due 3 15 30 8 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[33]
C000221693 [Member] | Triborough Bridge And Tunnel Authority 3 00 5 50 due 3 15 27 5 15 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[33]
C000221693 [Member] | New York State Dormitory Authority 3 00 5 75 due 7 1 27 7 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[33]
C000221693 [Member] | State of California 3 00 5 00 due 9 1 25 4 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[33]
C000221693 [Member] | COLORADO [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221693 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000221693 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000221693 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000221693 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000221693 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000221693 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221693 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000221693 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221693 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000082082 [Member] | San Francisco City And County Airport Commission 5 00 5 25 due 5 1 30 5 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[34]
C000082082 [Member] | New York City Transitional Finance Authority 3 00 5 50 due 5 1 33 5 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[34]
C000082082 [Member] | Black Belt Energy Gas District 3 89 5 25 due 6 1 49 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[34]
C000082082 [Member] | California Community Choice Financing Authority 3 69 5 25 due 2 1 52 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[34]
C000082082 [Member] | Main Street Natural Gas Inc 4 00 5 50 due 9 15 27 12 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[34]
C000082082 [Member] | City And County of Denver 3 00 5 75 due 12 1 28 12 1 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[34]
C000082082 [Member] | Port Authority of New York And New Jersey 4 00 5 50 due 3 15 30 8 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[34]
C000082082 [Member] | Triborough Bridge And Tunnel Authority 3 00 5 50 due 3 15 27 5 15 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[34]
C000082082 [Member] | New York State Dormitory Authority 3 00 5 75 due 7 1 27 7 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[34]
C000082082 [Member] | State of California 3 00 5 00 due 9 1 25 4 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[34]
C000082082 [Member] | COLORADO [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000082082 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000082082 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000082082 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000082082 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000082082 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000082082 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000082082 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000082082 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000082082 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000185560 [Member] | San Francisco City And County Airport Commission 5 00 5 25 due 5 1 30 5 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[35]
C000185560 [Member] | New York City Transitional Finance Authority 3 00 5 50 due 5 1 33 5 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[35]
C000185560 [Member] | Black Belt Energy Gas District 3 89 5 25 due 6 1 49 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[35]
C000185560 [Member] | California Community Choice Financing Authority 3 69 5 25 due 2 1 52 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[35]
C000185560 [Member] | Main Street Natural Gas Inc 4 00 5 50 due 9 15 27 12 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[35]
C000185560 [Member] | City And County of Denver 3 00 5 75 due 12 1 28 12 1 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[35]
C000185560 [Member] | Port Authority of New York And New Jersey 4 00 5 50 due 3 15 30 8 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[35]
C000185560 [Member] | Triborough Bridge And Tunnel Authority 3 00 5 50 due 3 15 27 5 15 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[35]
C000185560 [Member] | New York State Dormitory Authority 3 00 5 75 due 7 1 27 7 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[35]
C000185560 [Member] | State of California 3 00 5 00 due 9 1 25 4 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[35]
C000185560 [Member] | COLORADO [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000185560 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000185560 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000185560 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000185560 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000185560 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000185560 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000185560 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000185560 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000185560 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000060794 [Member] | San Francisco City And County Airport Commission 5 00 5 25 due 5 1 30 5 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[36]
C000060794 [Member] | New York City Transitional Finance Authority 3 00 5 50 due 5 1 33 5 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[36]
C000060794 [Member] | Black Belt Energy Gas District 3 89 5 25 due 6 1 49 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[36]
C000060794 [Member] | California Community Choice Financing Authority 3 69 5 25 due 2 1 52 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[36]
C000060794 [Member] | Main Street Natural Gas Inc 4 00 5 50 due 9 15 27 12 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[36]
C000060794 [Member] | City And County of Denver 3 00 5 75 due 12 1 28 12 1 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[36]
C000060794 [Member] | Port Authority of New York And New Jersey 4 00 5 50 due 3 15 30 8 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[36]
C000060794 [Member] | Triborough Bridge And Tunnel Authority 3 00 5 50 due 3 15 27 5 15 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[36]
C000060794 [Member] | New York State Dormitory Authority 3 00 5 75 due 7 1 27 7 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[36]
C000060794 [Member] | State of California 3 00 5 00 due 9 1 25 4 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[36]
C000060794 [Member] | COLORADO [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060794 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000060794 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000060794 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000060794 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000060794 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000060794 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000060794 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000060794 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000060794 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018703 [Member] | Lantheus Holdings Inc 2 625 due 12 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[37]
C000018703 [Member] | Tetra Tech Inc 2 25 due 8 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[37]
C000018703 [Member] | NRG Energy Inc 2 75 due 6 1 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[37]
C000018703 [Member] | Exact Sciences Corp 1 75 due 4 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[37]
C000018703 [Member] | Merit Medical Systems Inc 3 00 due 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[37]
C000018703 [Member] | Southwest Airlines Co 1 25 due 5 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[37]
C000018703 [Member] | BioMarin Pharmaceutical Inc 1 25 due 5 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[37]
C000018703 [Member] | Post Holdings Inc 2 50 due 8 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[37]
C000018703 [Member] | PG And E Corp 4 25 due 12 1 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[37]
C000018703 [Member] | Integer Holdings Corp 2 125 due 2 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[37]
C000018703 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[38]
C000018703 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000018703 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018703 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000018703 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.20%
C000018703 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000018704 [Member] | Lantheus Holdings Inc 2 625 due 12 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[39]
C000018704 [Member] | Tetra Tech Inc 2 25 due 8 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[39]
C000018704 [Member] | NRG Energy Inc 2 75 due 6 1 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[39]
C000018704 [Member] | Exact Sciences Corp 1 75 due 4 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[39]
C000018704 [Member] | Merit Medical Systems Inc 3 00 due 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[39]
C000018704 [Member] | Southwest Airlines Co 1 25 due 5 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[39]
C000018704 [Member] | BioMarin Pharmaceutical Inc 1 25 due 5 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[39]
C000018704 [Member] | Post Holdings Inc 2 50 due 8 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[39]
C000018704 [Member] | PG And E Corp 4 25 due 12 1 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[39]
C000018704 [Member] | Integer Holdings Corp 2 125 due 2 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[39]
C000018704 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[40]
C000018704 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000018704 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018704 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000018704 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.20%
C000018704 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000018705 [Member] | Lantheus Holdings Inc 2 625 due 12 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[41]
C000018705 [Member] | Tetra Tech Inc 2 25 due 8 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[41]
C000018705 [Member] | NRG Energy Inc 2 75 due 6 1 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[41]
C000018705 [Member] | Exact Sciences Corp 1 75 due 4 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[41]
C000018705 [Member] | Merit Medical Systems Inc 3 00 due 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[41]
C000018705 [Member] | Southwest Airlines Co 1 25 due 5 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[41]
C000018705 [Member] | BioMarin Pharmaceutical Inc 1 25 due 5 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[41]
C000018705 [Member] | Post Holdings Inc 2 50 due 8 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[41]
C000018705 [Member] | PG And E Corp 4 25 due 12 1 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[41]
C000018705 [Member] | Integer Holdings Corp 2 125 due 2 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[41]
C000018705 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[42]
C000018705 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000018705 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018705 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000018705 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.20%
C000018705 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000087595 [Member] | Lantheus Holdings Inc 2 625 due 12 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[43]
C000087595 [Member] | Tetra Tech Inc 2 25 due 8 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[43]
C000087595 [Member] | NRG Energy Inc 2 75 due 6 1 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[43]
C000087595 [Member] | Exact Sciences Corp 1 75 due 4 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[43]
C000087595 [Member] | Merit Medical Systems Inc 3 00 due 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[43]
C000087595 [Member] | Southwest Airlines Co 1 25 due 5 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[43]
C000087595 [Member] | BioMarin Pharmaceutical Inc 1 25 due 5 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[43]
C000087595 [Member] | Post Holdings Inc 2 50 due 8 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[43]
C000087595 [Member] | PG And E Corp 4 25 due 12 1 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[43]
C000087595 [Member] | Integer Holdings Corp 2 125 due 2 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[43]
C000087595 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[44]
C000087595 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000087595 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000087595 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000087595 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.20%
C000087595 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000060795 [Member] | Lantheus Holdings Inc 2 625 due 12 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[45]
C000060795 [Member] | Tetra Tech Inc 2 25 due 8 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[45]
C000060795 [Member] | NRG Energy Inc 2 75 due 6 1 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[45]
C000060795 [Member] | Exact Sciences Corp 1 75 due 4 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[45]
C000060795 [Member] | Merit Medical Systems Inc 3 00 due 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[45]
C000060795 [Member] | Southwest Airlines Co 1 25 due 5 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[45]
C000060795 [Member] | BioMarin Pharmaceutical Inc 1 25 due 5 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[45]
C000060795 [Member] | Post Holdings Inc 2 50 due 8 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[45]
C000060795 [Member] | PG And E Corp 4 25 due 12 1 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[45]
C000060795 [Member] | Integer Holdings Corp 2 125 due 2 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[45]
C000060795 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[46]
C000060795 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000060795 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060795 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000060795 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.20%
C000060795 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000018706 [Member] | GNMA zero coupon 7 784 due 7 20 49 2 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[47]
C000018706 [Member] | FHLMC STACR REMIC Trust 7 857 11 957 due 8 25 33 1 25 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[47]
C000018706 [Member] | UMBS 30 Year 2 00 6 50 due 8 1 48 5 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[47]
C000018706 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[47]
C000018706 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[47]
C000018706 [Member] | UMBS Pool 30 Year 3 00 6 50 due 1 1 52 3 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[47]
C000018706 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[47]
C000018706 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[47]
C000018706 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[47]
C000018706 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[47]
C000018706 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000018706 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000018706 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018706 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018706 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018706 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018706 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018706 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000018706 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018707 [Member] | GNMA zero coupon 7 784 due 7 20 49 2 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[48]
C000018707 [Member] | FHLMC STACR REMIC Trust 7 857 11 957 due 8 25 33 1 25 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[48]
C000018707 [Member] | UMBS 30 Year 2 00 6 50 due 8 1 48 5 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[48]
C000018707 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[48]
C000018707 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[48]
C000018707 [Member] | UMBS Pool 30 Year 3 00 6 50 due 1 1 52 3 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[48]
C000018707 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[48]
C000018707 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[48]
C000018707 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[48]
C000018707 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[48]
C000018707 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000018707 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000018707 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018707 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018707 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018707 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018707 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018707 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000018707 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018708 [Member] | GNMA zero coupon 7 784 due 7 20 49 2 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[49]
C000018708 [Member] | FHLMC STACR REMIC Trust 7 857 11 957 due 8 25 33 1 25 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[49]
C000018708 [Member] | UMBS 30 Year 2 00 6 50 due 8 1 48 5 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[49]
C000018708 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[49]
C000018708 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[49]
C000018708 [Member] | UMBS Pool 30 Year 3 00 6 50 due 1 1 52 3 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[49]
C000018708 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[49]
C000018708 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[49]
C000018708 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[49]
C000018708 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[49]
C000018708 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000018708 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000018708 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018708 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018708 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018708 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018708 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018708 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000018708 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018709 [Member] | GNMA zero coupon 7 784 due 7 20 49 2 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[50]
C000018709 [Member] | FHLMC STACR REMIC Trust 7 857 11 957 due 8 25 33 1 25 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[50]
C000018709 [Member] | UMBS 30 Year 2 00 6 50 due 8 1 48 5 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[50]
C000018709 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[50]
C000018709 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[50]
C000018709 [Member] | UMBS Pool 30 Year 3 00 6 50 due 1 1 52 3 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[50]
C000018709 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[50]
C000018709 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[50]
C000018709 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[50]
C000018709 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[50]
C000018709 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000018709 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000018709 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018709 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018709 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018709 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018709 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018709 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000018709 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000185564 [Member] | GNMA zero coupon 7 784 due 7 20 49 2 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[51]
C000185564 [Member] | FHLMC STACR REMIC Trust 7 857 11 957 due 8 25 33 1 25 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[51]
C000185564 [Member] | UMBS 30 Year 2 00 6 50 due 8 1 48 5 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[51]
C000185564 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[51]
C000185564 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[51]
C000185564 [Member] | UMBS Pool 30 Year 3 00 6 50 due 1 1 52 3 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[51]
C000185564 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[51]
C000185564 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[51]
C000185564 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[51]
C000185564 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[51]
C000185564 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000185564 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000185564 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000185564 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000185564 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000185564 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000185564 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185564 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000185564 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000060796 [Member] | GNMA zero coupon 7 784 due 7 20 49 2 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[52]
C000060796 [Member] | FHLMC STACR REMIC Trust 7 857 11 957 due 8 25 33 1 25 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[52]
C000060796 [Member] | UMBS 30 Year 2 00 6 50 due 8 1 48 5 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[52]
C000060796 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[52]
C000060796 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[52]
C000060796 [Member] | UMBS Pool 30 Year 3 00 6 50 due 1 1 52 3 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[52]
C000060796 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[52]
C000060796 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[52]
C000060796 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[52]
C000060796 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[52]
C000060796 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000060796 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000060796 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000060796 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000060796 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000060796 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000060796 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000060796 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000060796 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221696 [Member] | GNMA zero coupon 7 784 due 7 20 49 2 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[53]
C000221696 [Member] | FHLMC STACR REMIC Trust 7 857 11 957 due 8 25 33 1 25 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[53]
C000221696 [Member] | UMBS 30 Year 2 00 6 50 due 8 1 48 5 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[53]
C000221696 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[53]
C000221696 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[53]
C000221696 [Member] | UMBS Pool 30 Year 3 00 6 50 due 1 1 52 3 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[53]
C000221696 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[53]
C000221696 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[53]
C000221696 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[53]
C000221696 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[53]
C000221696 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000221696 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000221696 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000221696 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221696 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221696 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000221696 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221696 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000221696 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018710 [Member] | Egypt Government Bond 7 625 8 875 due 5 29 32 5 29 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[54]
C000018710 [Member] | Turkey Government Bond 4 875 5 75 due 3 13 30 5 11 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[54]
C000018710 [Member] | Romanian Government Bond 5 625 6 625 due 9 27 29 2 22 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[54]
C000018710 [Member] | Mexico Government Bond 3 50 6 00 due 2 12 34 10 12 10 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[54]
C000018710 [Member] | Colombia Government Bond 5 00 8 75 due 4 20 33 11 14 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[54]
C000018710 [Member] | Brazil Government Bond 4 75 7 125 due 3 18 31 5 13 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[54]
C000018710 [Member] | Nigeria Government Bond 7 143 8 25 due 11 21 25 9 28 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[54]
C000018710 [Member] | Ivory Coast Government Bond 4 875 8 25 due 1 30 32 3 22 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[54]
C000018710 [Member] | Dominican Republic Government Bond 4 875 7 05 due 2 22 29 1 30 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[54]
C000018710 [Member] | Oman Government Bond 6 00 6 75 due 8 1 29 1 17 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[54]
C000018710 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000018710 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018710 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000018710 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018710 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018710 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018710 [Member] | NIGERIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018710 [Member] | CÔTE D'IVOIRE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018710 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018710 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018712 [Member] | Egypt Government Bond 7 625 8 875 due 5 29 32 5 29 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[55]
C000018712 [Member] | Turkey Government Bond 4 875 5 75 due 3 13 30 5 11 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[55]
C000018712 [Member] | Romanian Government Bond 5 625 6 625 due 9 27 29 2 22 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[55]
C000018712 [Member] | Mexico Government Bond 3 50 6 00 due 2 12 34 10 12 10 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[55]
C000018712 [Member] | Colombia Government Bond 5 00 8 75 due 4 20 33 11 14 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[55]
C000018712 [Member] | Brazil Government Bond 4 75 7 125 due 3 18 31 5 13 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[55]
C000018712 [Member] | Nigeria Government Bond 7 143 8 25 due 11 21 25 9 28 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[55]
C000018712 [Member] | Ivory Coast Government Bond 4 875 8 25 due 1 30 32 3 22 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[55]
C000018712 [Member] | Dominican Republic Government Bond 4 875 7 05 due 2 22 29 1 30 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[55]
C000018712 [Member] | Oman Government Bond 6 00 6 75 due 8 1 29 1 17 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[55]
C000018712 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000018712 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018712 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000018712 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018712 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018712 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018712 [Member] | NIGERIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018712 [Member] | CÔTE D'IVOIRE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018712 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018712 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000052120 [Member] | Egypt Government Bond 7 625 8 875 due 5 29 32 5 29 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[56]
C000052120 [Member] | Turkey Government Bond 4 875 5 75 due 3 13 30 5 11 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[56]
C000052120 [Member] | Romanian Government Bond 5 625 6 625 due 9 27 29 2 22 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[56]
C000052120 [Member] | Mexico Government Bond 3 50 6 00 due 2 12 34 10 12 10 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[56]
C000052120 [Member] | Colombia Government Bond 5 00 8 75 due 4 20 33 11 14 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[56]
C000052120 [Member] | Brazil Government Bond 4 75 7 125 due 3 18 31 5 13 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[56]
C000052120 [Member] | Nigeria Government Bond 7 143 8 25 due 11 21 25 9 28 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[56]
C000052120 [Member] | Ivory Coast Government Bond 4 875 8 25 due 1 30 32 3 22 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[56]
C000052120 [Member] | Dominican Republic Government Bond 4 875 7 05 due 2 22 29 1 30 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[56]
C000052120 [Member] | Oman Government Bond 6 00 6 75 due 8 1 29 1 17 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[56]
C000052120 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000052120 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000052120 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000052120 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000052120 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000052120 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000052120 [Member] | NIGERIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000052120 [Member] | CÔTE D'IVOIRE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000052120 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000052120 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000060797 [Member] | Egypt Government Bond 7 625 8 875 due 5 29 32 5 29 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[57]
C000060797 [Member] | Turkey Government Bond 4 875 5 75 due 3 13 30 5 11 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[57]
C000060797 [Member] | Romanian Government Bond 5 625 6 625 due 9 27 29 2 22 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[57]
C000060797 [Member] | Mexico Government Bond 3 50 6 00 due 2 12 34 10 12 10 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[57]
C000060797 [Member] | Colombia Government Bond 5 00 8 75 due 4 20 33 11 14 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[57]
C000060797 [Member] | Brazil Government Bond 4 75 7 125 due 3 18 31 5 13 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[57]
C000060797 [Member] | Nigeria Government Bond 7 143 8 25 due 11 21 25 9 28 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[57]
C000060797 [Member] | Ivory Coast Government Bond 4 875 8 25 due 1 30 32 3 22 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[57]
C000060797 [Member] | Dominican Republic Government Bond 4 875 7 05 due 2 22 29 1 30 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[57]
C000060797 [Member] | Oman Government Bond 6 00 6 75 due 8 1 29 1 17 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[57]
C000060797 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000060797 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000060797 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000060797 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000060797 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000060797 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000060797 [Member] | NIGERIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000060797 [Member] | CÔTE D'IVOIRE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000060797 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000060797 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018719 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[58]
C000018719 [Member] | NVR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[58]
C000018719 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[58]
C000018719 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[58]
C000018719 [Member] | Markel Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[58]
C000018719 [Member] | PACCAR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[58]
C000018719 [Member] | Copart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[58]
C000018719 [Member] | Linde plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[58]
C000018719 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[58]
C000018719 [Member] | Cintas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[58]
C000018719 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000018719 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000018719 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000018719 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000018719 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018719 [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018719 [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000018719 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018719 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018719 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018720 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[59]
C000018720 [Member] | NVR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[59]
C000018720 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[59]
C000018720 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[59]
C000018720 [Member] | Markel Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[59]
C000018720 [Member] | PACCAR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[59]
C000018720 [Member] | Copart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[59]
C000018720 [Member] | Linde plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[59]
C000018720 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[59]
C000018720 [Member] | Cintas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[59]
C000018720 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000018720 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000018720 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000018720 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000018720 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018720 [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018720 [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000018720 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018720 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018720 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018721 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[60]
C000018721 [Member] | NVR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[60]
C000018721 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[60]
C000018721 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[60]
C000018721 [Member] | Markel Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[60]
C000018721 [Member] | PACCAR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[60]
C000018721 [Member] | Copart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[60]
C000018721 [Member] | Linde plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[60]
C000018721 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[60]
C000018721 [Member] | Cintas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[60]
C000018721 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000018721 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000018721 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000018721 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000018721 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018721 [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018721 [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000018721 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018721 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018721 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018722 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[61]
C000018722 [Member] | NVR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[61]
C000018722 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[61]
C000018722 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[61]
C000018722 [Member] | Markel Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[61]
C000018722 [Member] | PACCAR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[61]
C000018722 [Member] | Copart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[61]
C000018722 [Member] | Linde plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[61]
C000018722 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[61]
C000018722 [Member] | Cintas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[61]
C000018722 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000018722 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000018722 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000018722 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000018722 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018722 [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018722 [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000018722 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018722 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018722 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000179143 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[62]
C000179143 [Member] | NVR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[62]
C000179143 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[62]
C000179143 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[62]
C000179143 [Member] | Markel Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[62]
C000179143 [Member] | PACCAR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[62]
C000179143 [Member] | Copart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[62]
C000179143 [Member] | Linde plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[62]
C000179143 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[62]
C000179143 [Member] | Cintas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[62]
C000179143 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000179143 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000179143 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000179143 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000179143 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000179143 [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000179143 [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000179143 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000179143 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000179143 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000060799 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[63]
C000060799 [Member] | NVR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[63]
C000060799 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[63]
C000060799 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[63]
C000060799 [Member] | Markel Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[63]
C000060799 [Member] | PACCAR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[63]
C000060799 [Member] | Copart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[63]
C000060799 [Member] | Linde plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[63]
C000060799 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[63]
C000060799 [Member] | Cintas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[63]
C000060799 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000060799 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000060799 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000060799 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000060799 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000060799 [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000060799 [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000060799 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000060799 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000060799 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018724 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[64]
C000018724 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[64]
C000018724 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[64]
C000018724 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[64]
C000018724 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[64]
C000018724 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[64]
C000018724 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[64]
C000018724 [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[64]
C000018724 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[64]
C000018724 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[64]
C000018724 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000018724 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018724 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000018724 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000018724 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000018724 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018724 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018724 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018724 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018724 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018725 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[65]
C000018725 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[65]
C000018725 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[65]
C000018725 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[65]
C000018725 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[65]
C000018725 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[65]
C000018725 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[65]
C000018725 [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[65]
C000018725 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[65]
C000018725 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[65]
C000018725 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000018725 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018725 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000018725 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000018725 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000018725 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018725 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018725 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018725 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018725 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018726 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[66]
C000018726 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[66]
C000018726 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[66]
C000018726 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[66]
C000018726 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[66]
C000018726 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[66]
C000018726 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[66]
C000018726 [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[66]
C000018726 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[66]
C000018726 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[66]
C000018726 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000018726 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018726 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000018726 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000018726 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000018726 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018726 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018726 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018726 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018726 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018727 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[67]
C000018727 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[67]
C000018727 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[67]
C000018727 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[67]
C000018727 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[67]
C000018727 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[67]
C000018727 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[67]
C000018727 [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[67]
C000018727 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[67]
C000018727 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[67]
C000018727 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000018727 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018727 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000018727 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000018727 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000018727 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018727 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018727 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018727 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018727 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018728 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[68]
C000018728 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[68]
C000018728 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[68]
C000018728 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[68]
C000018728 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[68]
C000018728 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[68]
C000018728 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[68]
C000018728 [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[68]
C000018728 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[68]
C000018728 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[68]
C000018728 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000018728 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018728 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000018728 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000018728 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000018728 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018728 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018728 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018728 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018728 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018729 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[69]
C000018729 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[69]
C000018729 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[69]
C000018729 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[69]
C000018729 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[69]
C000018729 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[69]
C000018729 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[69]
C000018729 [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[69]
C000018729 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[69]
C000018729 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[69]
C000018729 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000018729 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018729 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000018729 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000018729 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000018729 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018729 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018729 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018729 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018729 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030958 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[70]
C000030958 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[70]
C000030958 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[70]
C000030958 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[70]
C000030958 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[70]
C000030958 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[70]
C000030958 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[70]
C000030958 [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[70]
C000030958 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[70]
C000030958 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[70]
C000030958 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000030958 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030958 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000030958 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000030958 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030958 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030958 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030958 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030958 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030958 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127162 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[71]
C000127162 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[71]
C000127162 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[71]
C000127162 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[71]
C000127162 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[71]
C000127162 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[71]
C000127162 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[71]
C000127162 [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[71]
C000127162 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[71]
C000127162 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[71]
C000127162 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000127162 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127162 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000127162 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000127162 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000127162 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000127162 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000127162 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000127162 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000127162 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000060800 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[72]
C000060800 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[72]
C000060800 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[72]
C000060800 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[72]
C000060800 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[72]
C000060800 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[72]
C000060800 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[72]
C000060800 [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[72]
C000060800 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[72]
C000060800 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[72]
C000060800 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000060800 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000060800 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000060800 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000060800 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000060800 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000060800 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000060800 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000060800 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000060800 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221700 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[73]
C000221700 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[73]
C000221700 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[73]
C000221700 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[73]
C000221700 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[73]
C000221700 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[73]
C000221700 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[73]
C000221700 [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[73]
C000221700 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[73]
C000221700 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[73]
C000221700 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000221700 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000221700 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000221700 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000221700 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000221700 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000221700 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000221700 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000221700 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000221700 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018730 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[74]
C000018730 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[74]
C000018730 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[74]
C000018730 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[74]
C000018730 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[74]
C000018730 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[74]
C000018730 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[74]
C000018730 [Member] | F5 Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[74]
C000018730 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[74]
C000018730 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[74]
C000018730 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018730 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000018730 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000018730 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018730 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000018730 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018730 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018730 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018730 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018730 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000018731 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[75]
C000018731 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[75]
C000018731 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[75]
C000018731 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[75]
C000018731 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[75]
C000018731 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[75]
C000018731 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[75]
C000018731 [Member] | F5 Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[75]
C000018731 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[75]
C000018731 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[75]
C000018731 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018731 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000018731 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000018731 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018731 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000018731 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018731 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018731 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018731 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018731 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000018732 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[76]
C000018732 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[76]
C000018732 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[76]
C000018732 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[76]
C000018732 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[76]
C000018732 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[76]
C000018732 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[76]
C000018732 [Member] | F5 Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[76]
C000018732 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[76]
C000018732 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[76]
C000018732 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018732 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000018732 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000018732 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018732 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000018732 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018732 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018732 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018732 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018732 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000018733 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[77]
C000018733 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[77]
C000018733 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[77]
C000018733 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[77]
C000018733 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[77]
C000018733 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[77]
C000018733 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[77]
C000018733 [Member] | F5 Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[77]
C000018733 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[77]
C000018733 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[77]
C000018733 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018733 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000018733 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000018733 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018733 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000018733 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018733 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018733 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018733 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018733 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000185571 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[78]
C000185571 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[78]
C000185571 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[78]
C000185571 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[78]
C000185571 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[78]
C000185571 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[78]
C000185571 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[78]
C000185571 [Member] | F5 Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[78]
C000185571 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[78]
C000185571 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[78]
C000185571 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000185571 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000185571 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000185571 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000185571 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000185571 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000185571 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000185571 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000185571 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000185571 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000060801 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[79]
C000060801 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[79]
C000060801 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[79]
C000060801 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[79]
C000060801 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[79]
C000060801 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[79]
C000060801 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[79]
C000060801 [Member] | F5 Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[79]
C000060801 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[79]
C000060801 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[79]
C000060801 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000060801 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000060801 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000060801 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000060801 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000060801 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000060801 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000060801 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000060801 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000060801 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%

[1]	Excluding short-term investments
[2]	Excluding short-term investments
[3]	Excluding short-term investments
[4]	Excluding short-term investments
[5]	Excluding short-term investments
[6]	Excluding short-term investments
[7]	Less than one-tenth of a percent.
[8]	Excluding short-term investments
[9]	Less than one-tenth of a percent.
[10]	Excluding short-term investments
[11]	Less than one-tenth of a percent.
[12]	Excluding short-term investments
[13]	Less than one-tenth of a percent.
[14]	Excluding short-term investments
[15]	Less than one-tenth of a percent.
[16]	Excluding short-term investments
[17]	Excluding short-term investments
[18]	Excluding short-term investments
[19]	Excluding short-term investments
[20]	Excluding short-term investments
[21]	Excluding short-term investments
[22]	Excluding short-term investments
[23]	Excluding short-term investments
[24]	Excluding short-term investments
[25]	Less than one-tenth of a percent.
[26]	Less than one-tenth of a percent.
[27]	Less than one-tenth of a percent.
[28]	Less than one-tenth of a percent.
[29]	Less than one-tenth of a percent.
[30]	Excluding short-term investments
[31]	Excluding short-term investments
[32]	Excluding short-term investments
[33]	Excluding short-term investments
[34]	Excluding short-term investments
[35]	Excluding short-term investments
[36]	Excluding short-term investments
[37]	Excluding short-term investments
[38]	Less than one-tenth of a percent.
[39]	Excluding short-term investments
[40]	Less than one-tenth of a percent.
[41]	Excluding short-term investments
[42]	Less than one-tenth of a percent.
[43]	Excluding short-term investments
[44]	Less than one-tenth of a percent.
[45]	Excluding short-term investments
[46]	Less than one-tenth of a percent.
[47]	Excluding short-term investments
[48]	Excluding short-term investments
[49]	Excluding short-term investments
[50]	Excluding short-term investments
[51]	Excluding short-term investments
[52]	Excluding short-term investments
[53]	Excluding short-term investments
[54]	Excluding short-term investments
[55]	Excluding short-term investments
[56]	Excluding short-term investments
[57]	Excluding short-term investments
[58]	Excluding short-term investments
[59]	Excluding short-term investments
[60]	Excluding short-term investments
[61]	Excluding short-term investments
[62]	Excluding short-term investments
[63]	Excluding short-term investments
[64]	Excluding short-term investments
[65]	Excluding short-term investments
[66]	Excluding short-term investments
[67]	Excluding short-term investments
[68]	Excluding short-term investments
[69]	Excluding short-term investments
[70]	Excluding short-term investments
[71]	Excluding short-term investments
[72]	Excluding short-term investments
[73]	Excluding short-term investments
[74]	Excluding short-term investments
[75]	Excluding short-term investments
[76]	Excluding short-term investments
[77]	Excluding short-term investments
[78]	Excluding short-term investments
[79]	Excluding short-term investments